Long-Term Incentive Plan (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Table summarizes our unit-based awards
The following table summarizes our unit-based awards for each of the periods indicated, in units:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2013	2012	2013	2012
Outstanding at beginning of period	101,950	142,552	90,938	162,860
Granted	56,467	34,560	80,388	34,560
Forfeited	(10,000)	—	(12,426)	—
Vested	(51,684)	(4,560)	(62,167)	(24,868)
Outstanding at end of period	96,733	172,552	96,733	172,552
Fair value per unit	$13.36 to $21.89	$14.70 to $21.40	$13.36 to $21.89	$14.70 to $21.40